Nature of Operations and Continuance of Business (Textual) (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Nature of Operations and Continuance of Business (Textual) [Abstract]
Working capital deficiency	$ 208,608
Accumulated losses during development stage	$ 2,488,826	$ 2,694,968